the RODNEY SQUARE
                                    FUND
                                    &

                                the RODNEY SQUARE
                                    TAX-EXEMPT
                                    FUND

                                  ANNUAL REPORT
                                  JUNE 30, 1999

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     The management of the Rodney Square Fund and the Rodney Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the fiscal year ended June 30, 1999. This past spring the trustees of the fund recommended that we take advantage of some cost saving opportunities by combining the Fund with two other mutual fund families to form one larger fund. By doing this we can enjoy overall lower costs and an expanded number of investment products available through one fund family. But, more importantly we can benefit from the investment expertise offered by two affiliates of Wilmington Trust Company -- Cramer, Rosenthal, McGlynn and Roxbury Capital Management. The reorganization is expected to occur, late this year, subject to such approvals of shareholders of the funds and the two other mutual fund families as may be required. Due to the change in the fiscal year end of the fund to June 30, this report covers the period from the last fiscal year end, September 30, 1998, to June 30, 1999.

INVESTMENT RESULTS*

     During the nine-month period, the U.S. Government Portfolio paid dividends totaling $0.034 per share, the Money Market Portfolio paid dividends totaling $0.035 per share and the Rodney Square Tax-Exempt Fund paid dividends totaling $0.019 per share. Based on the Portfolios' net asset value of $1.00 per share,
these  dividends   represented   total  returns  of  3.42%,   3.51%  and  1.96%,
respectively.

ECONOMIC OVERVIEW

     With the change in the Funds' fiscal year end to June 30, it has only been three months since our last writing. In this time, the U.S. capital markets have clearly forgotten the international financial crisis of the fall of 1998 and have focused on the stellar performance of the domestic economy. The large-cap U.S. equity markets have fully recovered from the panic selling in the fourth quarter last year. In fact, the major indexes continued to set new highs during the past three months. Though investors were rattled last year, consumers never lost the faith. Consumer confidence is now higher than it was in the summer of 1998. The improved confidence kept consumers in a spending mood, especially for big-ticket items such as autos and homes. This spending helped keep first quarter GDP above 4 percent, below the 6.0% recorded in the fourth quarter of 1998, but above the 3.0% to 3.5% the Federal reserve has indicated as the long run, non-inflationary growth potential for the U.S. economy. Expectations for second quarter GDP are for above potential growth to continue.

     With U.S. demand so strong and imports rising to meet that demand, the U.S. consumer helped stabilize the economies' of the emerging markets. As the world's economies stabilized, U.S. manufacturers also began to turnaround. The National Association of Purchasing Managers' Survey (NAPM) has increased sharply during the quarter to 57.0 in June from 54.3 in March. A reading above 50 indicates that a majority of purchasing managers see growth in their business. As one might expect given this background, market interest rates increased substantially during the quarter. Yields on the U.S. Treasury's benchmark 30-year bond yield approached 6.20% during the quarter, up from 5.63% at the close of the prior quarter. At the end of June, the rate settled down a bit to 5.96%.

-------------------------------

* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------
     More importantly to money market investors, Federal Reserve Bank Chairman Alan Greenspan, always hawkish in his public comments regarding inflation, was even more so during the second quarter. Fears that the Federal Open Market Committee (FOMC) would raise the Federal Funds Rate (fed funds rate), the rate banks charge each other for over night loans, sooner rather than later began to take hold after the May release of April's consumer price index. Primarily because of higher oil prices, the 0.7% increase in the April CPI report was almost double the consensus estimate of 0.4%. Even though the May CPI report (released in June) was flat, the April number provided the FOMC with the ammunition it needed to increase the fed funds rate by 25 basis points on June 30th.

     The increase was well telegraphed, however, the FOMC surprised the market by changing its future bias to neutral. This was widely interpreted by the market as an indication that the FOMC would now take a wait-and-see attitude towards further tightening. As a result, interest rates in general declined along all maturity classes.

     Going forward, there remains much uncertainty to how the FOMC will react if the current economic landscape of fast growth and low inflation continues. The Fed has indicated its concerns regarding the inflationary potential brought by tight labor markets, low personal savings rates and recent increases in oil prices. However, the Fed has also acknowledged the fact that growing productivity levels and improvements in technology are working to keep inflation at bay. Given the current environment, if the economy shows any signs that inflation is about to accelerate, the Fed will waste little time in raising the fed funds rate in an effort to contain inflation.

INVESTMENT STRATEGY
     As noted in the economic overview, interest rates increased significantly during the quarter as the economy continued to grow strongly. With the market's and the FOMC's focus clearly on the U.S. economy, any hint that either inflation is set to go higher or that the economy is slowing from the higher interest rates will cause interest rates to move quickly. Rodney Square Management Corporation, the Funds' adviser, attempts to anticipate these changes in the economy and resulting changes in market psychology and interest rates. Within the context of regulatory and liquidity constraints, the Funds' adviser then adjusts each Portfolio's weighted average maturity in an effort to maximize the return to shareholders. Judging by the favorable returns of each Portfolio versus its peer group, the Fund's adviser believes it had success since the last reporting date.

     We are pleased that we were able to continue to provide shareholders with highly competitive returns this past fiscal year. More importantly, we have provided shareholders with consistently competitive returns through the years.

     We invite your comments and questions and we thank you for your investment in the Funds.

                                                      Sincerely,

                                                      /S/ROBERT J. CHRISTIAN
                                                      Robert J. Christian
                                                      President

August 16, 1999

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS / JUNE 30, 1999
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
                                                                                     -----------     -----------
U.S. AGENCY OBLIGATIONS -- 61.1%
  FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 5.1%
     Federal Farm Credit Banks Discount Notes, 4.72%, 07/23/99 .................     $ 6,100,000    $  6,082,405
     Federal Farm Credit Banks Discount Notes, 4.77%, 08/05/99 .................       5,000,000       4,977,590
     Federal Farm Credit Banks Discount Notes, 4.61%, 10/05/99 .................       6,000,000       5,926,240
     Federal Farm Credit Banks Discount Notes, 5.15%, 12/15/99 .................       6,660,000       6,500,891
     Federal Farm Credit Banks Discount Notes, 4.88%, 12/23/99 .................       5,000,000       4,886,979
                                                                                                    ------------
                                                                                                      28,374,105
                                                                                                    ------------
  FEDERAL FARM CREDIT BANKS NOTES -- 19.3%
     Federal Farm Credit Banks Notes, 4.72%, 07/01/99* .........................      10,000,000       9,999,339
     Federal Farm Credit Banks Notes, 4.78%, 07/01/99* .........................      10,000,000      10,000,000
     Federal Farm Credit Banks Notes, 4.82%, 07/23/99* .........................      20,000,000      19,999,049
     Federal Farm Credit Banks Notes, 4.96%, 07/26/99* .........................      50,000,000      49,982,152
     Federal Farm Credit Banks Notes, 5.50%, 08/03/99 ..........................      10,000,000       9,999,236
     Federal Farm Credit Banks Notes, 5.20%, 01/14/00 ..........................       5,600,000       5,609,240
                                                                                                    ------------
                                                                                                     105,589,016
                                                                                                    ------------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 19.4%
     Federal Home Loan Banks Discount Notes, 4.73%, 08/02/99 ...................      10,475,000      10,430,958
     Federal Home Loan Banks Discount Notes, 4.73%, 08/06/99 ...................       5,000,000       4,976,375
     Federal Home Loan Banks Discount Notes, 4.71%, 08/13/99 ...................       5,000,000       4,971,901
     Federal Home Loan Banks Discount Notes, 4.93%, 08/18/99 ...................      12,000,000      11,921,120
     Federal Home Loan Banks Discount Notes, 4.70%, 09/08/99 ...................      10,000,000       9,909,917
     Federal Home Loan Banks Discount Notes, 5.06%, 09/24/99 ...................       5,000,000       4,940,264
     Federal Home Loan Banks Discount Notes, 4.73%, 09/24/99 ...................       8,000,000       7,910,656
     Federal Home Loan Banks Discount Notes, 4.70%, 10/06/99 ...................       5,000,000       4,936,680
     Federal Home Loan Banks Discount Notes, 4.71%, 10/08/99 ...................       5,000,000       4,935,237
     Federal Home Loan Banks Discount Notes, 4.75%, 11/05/99 ...................      22,000,000      21,631,294
     Federal Home Loan Banks Discount Notes, 4.80%, 11/10/99 ...................       5,000,000       4,912,000
     Federal Home Loan Banks Discount Notes, 4.82%, 11/17/99 ...................       5,000,000       4,906,947
     Federal Home Loan Banks Discount Notes, 5.03%, 12/08/99 ...................       5,000,000       4,888,222
     Federal Home Loan Banks Discount Notes, 4.97%, 12/08/99 ...................       5,000,000       4,889,556
                                                                                                    ------------
                                                                                                     106,161,127
                                                                                                    ------------
  FEDERAL HOME LOAN BANKS NOTES -- 9.9%
     Federal Home Loan Banks Notes, 5.51%, 07/06/99 ............................      10,000,000      10,000,821
     Federal Home Loan Banks Notes, 5.54%, 07/13/99 ............................       5,000,000       4,999,977
     Federal Home Loan Banks Notes, 5.00%, 10/27/99 ............................       5,000,000       4,995,658
     Federal Home Loan Banks Notes, 4.93%, 01/19/00 ............................       5,000,000       5,000,397
     Federal Home Loan Banks Notes, 4.85%, 01/27/00 ............................       6,000,000       5,999,442
     Federal Home Loan Banks Notes, 4.98%, 02/16/00 ............................       5,000,000       4,998,895
     Federal Home Loan Banks Notes, 5.00%, 02/24/00 ............................       8,000,000       7,992,909
     Federal Home Loan Banks Notes, 5.04%, 02/25/00 ............................       5,000,000       4,999,212
     Federal Home Loan Banks Notes, 5.08%, 04/28/00 ............................       5,000,000       4,998,956
                                                                                                    ------------
                                                                                                      53,986,267
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
                                                                                     -----------     -----------
  FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES -- 4.7%
     Federal Home Loan Mortgage Corp. Discount Notes, 4.69%, 07/06/99 ..........    $ 10,000,000    $  9,993,483
     Federal Home Loan Mortgage Corp. Discount Notes, 4.71%, 07/28/99 ..........       8,000,000       7,971,740
     Federal Home Loan Mortgage Corp. Discount Notes, 4.98%, 09/15/99 ..........       8,000,000       7,915,893
                                                                                                    ------------
                                                                                                      25,881,116
                                                                                                    ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 0.9%
     Federal National Mortgage Association Discount Notes, 5.05%, 12/13/99 .....       5,000,000       4,884,271
                                                                                                    ------------
  STUDENT LOAN MARKETING ASSOCIATION NOTES -- 1.8%
     Student Loan Marketing Association Notes, 5.53%, 07/16/99 .................       5,000,000       5,000,184
     Student Loan Marketing Association Notes, 5.57%, 03/17/00 .................       4,630,000       4,644,795
                                                                                                    ------------
                                                                                                       9,644,979
                                                                                                    ------------
         TOTAL U.S. AGENCY OBLIGATIONS
            (COST $334,520,881) ................................................................     334,520,881
                                                                                                    ------------
REPURCHASE AGREEMENTS -- 39.0%
     With Morgan Stanley: at 4.90%, dated 06/30/99, to be repurchased at $130,017,694 on 07/01/99, collateralized by $133,870,346 of
        Government National Mortgage Association Securities with various
        coupons and maturities to 12/01/34 .....................................     130,000,000     130,000,000
     With J.P. Morgan, Inc.: at 5.10%, dated 06/30/99, to be
        repurchased at $83,785,503 on 07/01/99, collateralized by
        $86,287,324 of Federal Home Loan Mortgage Corporation
        Discount Notes with various rates and maturities to 08/20/99 ...........      83,774,100      83,774,100
                                                                                                    ------------
         TOTAL REPURCHASE AGREEMENTS (COST $213,774,100) .......................................     213,774,100
                                                                                                    ------------

TOTAL INVESTMENTS (COST $548,294,981)(DAGGER)-- 100.1% .........................................     548,294,981

OTHER ASSETS AND LIABILITIES, NET-- (0.1)% .....................................................        (461,616)
                                                                                                    ------------

NET ASSETS-- 100.0% ............................................................................    $547,833,365
                                                                                                    ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER) Cost for federal income tax purposes.


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS / JUNE 30, 1999
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
CERTIFICATES OF DEPOSIT -- 30.1%
  FOREIGN BANKS, FOREIGN CENTERS -- 6.7%
     Bayerische Hypotheken-Und Vereinsbank, London, 4.88%, 08/03/99    P-1, A-1+     $25,000,000   $   25,000,224
     Landesbank Hessen-Thuringen, 4.98%, 12/16/99 ..................   P-1, A-1+      50,000,000       50,001,133
     Toronto Dominion, 4.98%, 09/02/99 .............................   P-1, A-1+      35,000,000       34,998,580
                                                                                                   --------------
                                                                                                      109,999,937
                                                                                                   --------------
  FOREIGN BANKS, U.S. BRANCHES -- 17.5%
     Bayclay's Bank PLC, 5.01%, 09/08/99 ...........................   P-1, A-1       40,000,000       40,000,757
     Credit Commercial de France, 4.87%, 08/12/99 ..................   P-1, A-1+      65,000,000       65,000,000
     Deutsche Bank, 4.90%, 08/18/99 ................................   P-1, A-1+      30,000,000       29,999,605
     Deutsche Bank, 5.60%, 08/23/99 ................................   P-1, A-1+      10,000,000        9,999,165
     Royal Bank of Canada, 5.12%, 02/18/00 .........................   P-1, A-1+      15,000,000       14,997,244
     Societe Generale, 5.69%, 07/16/99 .............................   P-1, A-1+      10,000,000        9,999,764
     Societe Generale, 4.93%, 09/01/99 .............................   P-1, A-1+      25,000,000       24,787,736
     Societe Generale, 4.87%, 08/20/99 .............................   P-1, A-1+      25,000,000       24,830,903
     Toronto Dominion-New York, 5.06%, 02/10/00 ....................   P-1, A-1+      15,000,000       14,996,451
     Westdeutsche Landesbank, 4.90%, 08/04/99 ......................   P-1, A-1+      25,000,000       25,000,230
     Westdeutsche Landesbank, 4.92%, 08/09/99 ......................   P-1, A-1+      10,000,000        9,999,461
     Westdeutsche Landesbank, 4.98%, 12/15/99 ......................   P-1, A-1+      20,000,000       20,000,451
                                                                                                   --------------
                                                                                                      289,611,767
                                                                                                   --------------
  U.S. BANKS, U.S. BRANCHES -- 5.9%
     First Tennessee National Bank, 5.11%, 09/21/99 ................   P-1, A-1       40,000,000       40,000,899
     First Union National Bank, 4.90%, 09/20/99 ....................   P-1, A-1+      42,000,000       42,000,000
     NationsBank, 4.87%, 10/06/99 ..................................   P-1, A-1+      15,000,000       15,000,000
                                                                                                   --------------
                                                                                                       97,000,899
                                                                                                   --------------
         TOTAL CERTIFICATES OF DEPOSIT (COST $496,612,603) .....................................      496,612,603
                                                                                                   --------------
COMMERCIAL PAPER -- 58.7%
  AUTOMOBILES -- 4.3%
     BMW U.S. Capital Corp., 4.80%, 07/22/99 .......................   P-1, A-1        8,500,000        8,476,200
     BMW U.S. Capital Corp., 4.80%, 08/12/99 .......................   P-1, A-1       16,894,000       16,799,394
     Daimler-Chrysler North America, 5.06%, 08/18/99 ...............   P-1, A-1       13,000,000       12,912,293
     Volkswagen of America, Inc., 4.82%, 08/10/99 ..................   P-1, A-1       20,000,000       19,892,889
     Volkswagen of America, Inc., 4.90%, 09/02/99 ..................   P-1, A-1       14,250,000       14,127,806
                                                                                                   --------------
                                                                                                       72,208,582
                                                                                                   --------------
  BANKS -- 9.1%
     Abbey National North America, 4.97%, 09/08/99 .................   P-1, A-1+      40,000,000       39,618,967
     ABN-AMRO Schedule B, Toronto Branch, 4.81%, 10/12/99 ..........   P-1, A-1+      25,000,000       24,655,951
     Bank of Nova Scotia, 4.98%, 09/03/99 ..........................   P-1, A-1+      37,250,000       36,920,213
     Commerzbank A.G., New York, 5.14%, 09/15/99 ...................   P-1, A-1+      50,000,000       50,016,565
                                                                                                   --------------
                                                                                                      151,211,696
                                                                                                   --------------
  CHEMICALS -- 2.3%
     AKZO Nobel America, Inc., 4.80%, 08/05/99 .....................   P-1, A-1       37,500,000       37,325,000
                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
  ENTERTAINMENT -- 2.2%
     E.W. Scripps Co., 5.08%, 09/14/99 .............................   P-1, A-1      $36,000,000   $   35,619,000
                                                                                                   --------------
  FINANCIAL SERVICES -- 20.5%
     First Data Corp., 5.03%, 09/14/99 .............................   P-1, A-1       15,000,000       14,842,812
     Ford Motor Credit, 4.90%, 07/19/99 ............................   P-1, A-1       35,000,000       34,914,250
     General Electric Capital Corp., 4.83%, 07/07/99 ...............   P-1, A-1+      40,000,000       39,967,800
     General Electric Capital Corp., 4.81%, 07/29/99 ...............   P-1, A-1+      25,000,000       24,906,472
     General Electric Capital Corp., 4.87%, 08/26/99 ...............   P-1, A-1+      10,000,000        9,924,244
     HD Real Estate Funding, Inc., 4.83%, 07/06/99 .................   P-1, A-1+      20,000,000       19,986,583
     National Rural Utilities Co-op., 4.80%, 08/27/99 ..............   P-1, A-1+      50,000,000       49,620,000
     Transamerica Finance Corp., 4.91%, 08/09/99 ...................   P-1, A-1       20,000,000       19,893,617
     Transamerica Finance Corp., 4.81%, 08/10/99 ...................   P-1, A-1       30,000,000       29,839,667
     Transamerica Finance Corp., 4.83%, 08/16/99 ...................   P-1, A-1       19,800,000       19,677,801
     UBS Finance (DE) Inc., 4.80%, 07/08/99 ........................   P-1, A-1+      50,000,000       49,953,333
     UBS Finance (DE) Inc., 4.82%, 12/13/99 ........................   P-1, A-1+      25,000,000       24,447,708
                                                                                                   --------------
                                                                                                      337,974,287
                                                                                                   --------------
  INSURANCE -- 4.6%
     Allianz of America Finance, 4.81%, 08/12/99 ...................   P-1, A-1+      28,000,000       27,842,873
     Allianz of America Finance, 4.87%, 08/16/99 ...................   P-1, A-1+       8,735,000        8,680,644
     Allianz of America Finance, 4.89%, 08/30/99 ...................   P-1, A-1+      40,000,000       39,674,000
                                                                                                   --------------
                                                                                                       76,197,517
                                                                                                   --------------
  LEASING -- 4.4%
     Vehicle Services Corporation of America, 5.03%, 08/16/99 ......   P-1, A-1+      72,300,000       71,835,312
                                                                                                   --------------
  MEDICAL SERVICES -- 1.1%
     Medical Building VIII, 5.22%, 07/26/99 ........................    NR, A-1       18,200,000       18,133,974
                                                                                                   --------------
  PHARMACEUTICALS PREPARATIONS -- 2.1%
     Zeneca Wilmington, Inc., 4.80%, 07/21/99 ......................    P1, A1+       34,000,000       33,909,333
                                                                                                   --------------
  SECURITIES DEALERS -- 8.1%
     CS First Boston International (Guernsey), Ltd., 4.76%, 07/09/99   P-1, A-1+      40,000,000       39,957,689
     CS First Boston International Inc., 4.79%, 08/10/99 ...........   P-1, A-1+      10,000,000        9,946,778
     CS First Boston International Inc., 4.90%, 08/25/99 ...........   P-1, A-1+      20,000,000       19,850,278
     Goldman Sachs Group LP, 4.83%, 10/04/99 .......................   P-1, A-1+      15,000,000       14,808,812
     Merrill Lynch & Co., Inc., 4.90%, 08/24/99 ....................   P-1, A-1+      50,000,000       49,632,500
                                                                                                   --------------
                                                                                                      134,196,057
                                                                                                   --------------
         TOTAL COMMERCIAL PAPER (COST $968,610,758) ............................................      968,610,758
                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
CORPORATE NOTES -- 6.7%
  BANKS -- 6.7%
     Abbey National Treasury Services, 5.58%, 08/19/99 .............     Aa2, AA     $10,000,000   $    9,999,228
     Abbey National Treasury Services, 5.26%, 03/01/00 .............     Aa2, AA      10,000,000        9,997,106
     First National Bank of Chicago, 4.85%, 08/03/99 ...............    P-1, A-1+     70,000,000       69,998,607
     First Union National Bank, 5.31%, 09/14/99 ....................    P-1, A-1      20,000,000       20,001,467
                                                                                                   --------------
         TOTAL CORPORATE NOTES (COST $109,996,408) .............................................      109,996,408
                                                                                                   --------------
TAXABLE MUNICIPAL SECURITIES -- 2.1%
     Oakland-Alameda City Coliseum, 5.00%, 08/04/99 ................  VMIG-1, A-1+    10,000,000       10,000,000
     Oakland-Alameda City Coliseum, 5.06%, 08/17/99 ................  VMIG-1, A-1+    20,400,000       20,400,000
     Waukesha Wisconsin Health Systems, 5.15%, 07/01/99 ............    Aa2, AA-       4,350,000        4,350,000
                                                                                                   --------------
         TOTAL TAXABLE MUNICIPAL SECURITIES (COST $34,750,000) .................................       34,750,000
                                                                                                   --------------
REPURCHASE AGREEMENTS -- 2.3%
        With First Boston, Inc.: at 5.10%, dated 06/30/99, to be
        repurchased at $38,921,813 on 07/01/99, collateralized by
        $40,068,715 of Government National Mortgage Association
        Securities   with  various   coupons  and   maturities  to
        12/02/99
        (Cost $38,916,300) ...........................................................38,916,300       38,916,300
                                                                                                   --------------

TOTAL INVESTMENTS (COST $1,648,886,069)(DAGGER)-- 99.9% ........................................    1,648,886,069

OTHER ASSETS AND LIABILITIES, NET-- 0.1% .......................................................        2,288,261
                                                                                                   --------------

NET ASSETS-- 100.0% ............................................................................   $1,651,174,330
                                                                                                   ==============

*  Not audited
(DAGGER) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS / JUNE 30, 1999
    (Showing Percentage of Total Value of Net Assets)
-------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------

MUNICIPAL BONDS -- 101.6%
  ALABAMA -- 0.9%
     Alabama Housing Fin. Auth. Multi Family Housing (Rime Village
        Hoover Proj.), FNMA Gtd., Ser. 1996-A, 3.35%, 07/07/99* ....    N/R, A-1+    $ 4,200,000   $    4,200,000
                                                                                                   --------------
  ALASKA -- 0.6%
     Anchorage, AK Higher Educ. Rev. Bonds (Alaska Pacific Univ. Proj.),
        LOC Bank of America, Ser. 1997, 3.55%, 07/07/99* ...........    N/R, A-1+      2,800,000        2,800,000
                                                                                                   --------------
  ARIZONA -- 2.6%
     Maricopa County, AZ Transportation Board Excise Tax Subordinated
        Lien Rev. Bonds, AMBAC Insured, 5.50%, 07/01/99* ...........    Aaa, N/R       2,000,000        2,000,000
     Salt River Project, AZ Agric. Imp. and Power Dist. Promissary
        Notes, 3.25%, 09/07/99 .....................................    P-1, A-1+      9,500,000        9,500,000
                                                                                                   --------------
                                                                                                       11,500,000
                                                                                                   --------------
  COLORADO -- 0.5%
     Pitkin County, CO Ind. Dev. Rev. Bonds (Aspen Skiing Co. Proj.),
        LOC First National Bank Chicago, 3.45%, 07/01/99* ..........    N/R, A-1+      2,400,000        2,400,000
                                                                                                   --------------
  DISTRICT OF COLUMBIA -- 2.8%
     Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
        West Deutsche Landesbank, Ser. 1985-A, 3.50%, 07/07/99* ....   VMIG-1, N/R    10,000,000       10,000,000
     Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
        West Deutsche Landesbank, Ser. 1986-A, 3.50%, 07/07/99* ....   VMIG-1, N/R     2,440,000        2,440,000
                                                                                                   --------------
                                                                                                       12,440,000
                                                                                                   --------------
  FLORIDA -- 4.4%
     Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP (Florida Power &
        Light Co. Proj.), Ser. 1992, 3.20%, 08/09/99 ...............    P-1, A-1+      3,000,000        3,000,000
     Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP (Florida Power &
        Light Co. Proj.), Ser. 1994, 3.20%, 08/09/99 ...............    P-1, A-1+      2,500,000        2,500,000
     Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP (Florida Power &
        Light Co. Proj.), Ser. 1992, 3.25%, 10/08/99 ...............    P-1, A-1+      5,600,000        5,600,000
     Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP (Florida Power &
        Light Co. Proj.), Ser. 1994, 3.25%, 10/12/99 ...............    P-1, A-1+      7,000,000        7,000,000
     Orange County, FL Housing Fin. Auth. Rev. Bonds (Post Fountains
        at Lee Vista Proj.), FNMA Gtd., 3.35%, 07/07/99* ...........    N/R, A-1+      1,900,000        1,900,000
                                                                                                   --------------
                                                                                                       20,000,000
                                                                                                   --------------
  GEORGIA -- 10.0%
     Atlanta, GA Downtown Dev. Auth. Rev. Bonds (CARE Proj.), LOC
        SunTrust Bank, Ser. 1993, 3.75%, 07/07/99* .................   VMIG-1, N/R     2,200,000        2,200,000
     Clayton County, GA Hosp. Auth. Rev. Bonds (Southern Regional
        Medical Center Proj.),  LOC SunTrust Bank, Ser. 1995, 3.75%,
        07/07/99* ..................................................    Aa1, N/R       3,875,000        3,875,000
     Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
        Foundation Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 3.75%,
        07/07/99* ..................................................    Aa3, N/R       1,300,000        1,300,000

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
     Columbus, GA Housing Auth. Rev. Bonds (St. Francis Hospital, Inc.
        Proj.), LOC SunTrust Bank, Ser. 1997, 3.75%, 07/07/99* .....    Aa3, N/R     $ 1,700,000   $    1,700,000
     Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical
        Center Proj.), LOC SunTrust Bank, Ser. 1993-B, 3.75%,
        07/07/99* ..................................................   VMIG-1, N/R     3,700,000        3,700,000
     Floyd County, GA Dev. Auth. Envir. Imp. Rev. Bonds (Georgia Kraft
        Co. Proj.), LOC Banque Nationale de Paris, 3.55%, 07/01/99*     P-1, N/R       4,675,000        4,675,000
     Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.),
        LOC SunTrust Bank, Ser. 99, 3.75%, 07/07/99* ...............    Aa3, N/R       3,500,000        3,500,000
     Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc.
        Proj.), LOC SunTrust Bank, Ser. 1996, 3.75%, 07/07/99* .....    Aa3, N/R       1,000,000        1,000,000
     Fulton County, GA Dev. Auth. Rev. Bonds (The Alfred and Adele
        Davis Academy Income Proj.), LOC SunTrust Bank, Ser. 1996,
        3.75%, 07/07/99* ...........................................    Aa3, N/R       2,000,000        2,000,000
     Gwinnett County, GA Housing Auth. Multi-family Housing (Post
        Corners Proj.), FNMA Gtd., Ser. 1996, 3.35%, 07/07/99* .....    N/R, A-1+      5,560,000        5,560,000
     Gwinnett County, GA School Dist. Construction Sales Tax Notes,
        3.50%, 12/31/99 ............................................    N/R, A-1+      5,000,000        5,007,859
     Rockdale County, GA Health Fac. Auth. Rev. Bonds (Georgia Hosp.
        Proj.), LOC SunTrust Bank, Ser. 1994, 3.75%, 07/07/99* .....   VMIG-1, N/R     6,165,000        6,165,000
     Smyrna, GA Housing Auth. Multi-Family Housing (F and M Villages
        Proj.), FNMA Gtd., Ser. 1997, 3.35%, 07/07/99* .............    N/R, A-1+      4,300,000        4,300,000
                                                                                                   --------------
                                                                                                       44,982,859
                                                                                                   --------------
  IDAHO -- 0.6%
     Nez Perce Cnty., ID Poll. Cntrl. Rev. Bonds (Potlatch Corp. Proj.),
        LOC Credit Suisse First Boston 3.65%, 07/01/99* ............    N/R, A-1+      1,500,000        1,500,000
     Nez Perce Cnty., ID Poll. Cntrl. Rev. Bonds (Potlatch Corp. Proj.),
        LOC Credit Suisse First Boston 3.75%, 07/07/99* ............    N/R, A-1+      1,000,000        1,000,000
                                                                                                   --------------
                                                                                                        2,500,000
                                                                                                   --------------
  ILLINOIS -- 16.6%
     Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (Illinois Power
        Co. Proj.), LOC Canadian Imperial Bank of Commerce,
        3.00%, 08/26/99* ...........................................    P-1, A-1+      5,000,000        5,000,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Chicago Symphony Proj.),
        LOC Bank of America, Ser. 1996, 3.60%, 07/07/99* ...........  VMIG-1, A-1+     5,200,000        5,200,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
        Ser. 99, 3.65%, 07/07/99* ..................................    N/R, A-1+      5,500,000        5,500,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Museum of Contemporary
        Arts Proj.) Ser. 1994, 3.65%, 07/07/99* ....................  VMIG-1, A-1+     4,000,000        4,000,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.),
        LOC Northern Trust Co., Ser. 1992, 3.65%, 07/07/99 .........  VMIG-1, A-1+    13,200,000       13,200,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern University
        Proj.), Ser. 1988, 3.70%, 07/07/99* ........................  VMIG-1, A-1+     1,800,000        1,800,000
     Illinois Educ. Fac. Authority Rev. Bonds (ACI Cultural Pooled
        Financing Proj.), LOC NBD Bank Corp., Ser. 1998, 3.65%,
        07/07/99* ..................................................    N/R, A-1+      8,200,000        8,200,000


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
     Illinois Health Fac. Auth. Rev. Bonds (Childrens Memorial
        Hospital Proj.), LOCFNBof Chicago, Ser. B, 3.65%, 07/07/99*   VMIG-1, A-1+   $ 3,800,000   $    3,800,000
     Illinois Health Fac. Auth. Rev. Bonds (Gottlieb Health Resources
        Inc. Proj.), LOC Harris Trust & Savings Bank, 3.65%,
        07/07/99* ..................................................   VMIG-1, N/R     8,800,000        8,800,000
     Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial
        Hospital Proj.) Ser. 1995, 3.45%, 07/01/99* ................  VMIG-1, A-1+     2,300,000        2,300,000
     Illinois Health Fac. Auth. Rev. Bonds TECP (The Univ. of
        Chicago Proj.), 3.20%, 10/05/99 ............................  VMIG-1, A-1+    12,000,000       12,000,000
     Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
        Mayors & Managers Assoc. Proj.), LOC First National Bank
        Chicago, 3.65%, 07/07/99* ..................................   VMIG-1, N/R     5,000,000        5,000,000
                                                                                                   --------------
                                                                                                       74,800,000
                                                                                                   --------------
  INDIANA -- 6.5%
     Indiana Educ. Auth. Rev. Bonds (St. Mary of the Woods College
        Proj.) LOC NBD Bank, 3.65%, 07/07/99* ........................  N/R, A-1+      1,500,000        1,500,000
     Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
        Pool Proj.), LOC Comerica Bank, Ser. 1991, 3.55%, 07/07/99*    VMIG-1, N/R     1,000,000        1,000,000
     Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
        Pool Proj.), LOC Comerica Bank, Ser. 1998, 3.55%, 07/07/99*     N/R, A-1       7,800,000        7,800,000
     Indiana State Office Bldg. Commission Fac. Rev. Bonds (Miami
        Correctional Facility - Phase 1 Proj.), Ser. 99A, 4.50%,
        07/01/00 ...................................................     Aaa/AA-       2,765,000        2,785,157
     South Bend, IN Redev. Auth. Rev. Bonds (College Football Hall
        of Fame Proj.), LOC Landesbank Hessen-Thuringen Girozentrale,
        Ser. 1994, 3.65%, 07/07/99* ................................  VMIG-1, A-1+    11,250,000       11,250,000
     Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural
        Electric Proj.), Natural Rural Utilities CFC Gtd., 3.05%,
        08/13/99 ...................................................    P-1, A-1+      5,000,000        5,000,000
                                                                                                   --------------
                                                                                                       29,335,157
                                                                                                   --------------
  KANSAS -- 1.3%
     Burlington, KS Poll. Cntrl. Rev. Bonds (Kansas Electric Power
        Cooperative, Inc. Proj.) Natural Rural Utilities CFC Gtd.,
        Ser. 1985 C-1, 3.35%, 09/09/99 .............................    P-1, A-1+      5,965,000        5,965,000
                                                                                                   --------------
  KENTUCKY -- 2.9%
     Jefferson County, KY Poll. Cntrl. Rev. Bonds (Louisville Gas &
        Electric Co. Proj.), Ser. 1993A, 3.20%, 08/09/99 ...........   VMIG-1, A-1     3,100,000        3,100,000
     Kentucky Asset/Liability General Fund Commission Gen. Fund
        Rev. Bonds, Ser. A, 2.90%, 08/12/99 ........................   VMIG-1, N/R    10,000,000       10,000,000
                                                                                                   --------------
                                                                                                       13,100,000
                                                                                                   --------------
  LOUISIANA -- 3.7%
     Plaquemines Port Harbor and Terminal Dist. Fac. Rev. Bonds TECP
        (Electro-Coal Transfer Proj.), Ser. A, 3.15%, 09/08/99 .....    P-1, A-1+     16,700,000       16,700,000
                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
  MARYLAND -- 3.5%
     Baltimore County, MD Consolidated Public Imp. TECP, 3.45%,
        09/07/99 ...................................................    P-1, A-1+    $13,900,000   $   13,900,000
     Baltimore County, MD Metropolitan District TECP, Ser. 1995,
        3.35%, 10/15/99 ............................................    P-1, A-1+      2,000,000        2,000,000
                                                                                                   --------------
                                                                                                       15,900,000
                                                                                                   --------------
  MICHIGAN -- 1.7%
     Farmington Hills Hosp. Fin. Auth. Rev. Bonds (Botsford Gen.
        Hospital Proj.), LOC Comerica Bank, Ser. B, 3.45%, 07/01/99    VMIG-1, A-1     1,400,000        1,400,000
     Michigan Strategic Fund Rev. Bonds (Consumer Power Co. Proj.),
        LOC Canadian Imperial Bank, Ser. 1993-A, 3.45%, 07/01/99 ...    N/R, A-1+      4,400,000        4,400,000
     Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (Detroit Edison
        Co. Proj.), LOC Barclay's Bank, Ser. 1995-CC, 3.45%,
        07/01/99* ..................................................    P-1, A-1+      1,800,000        1,800,000
                                                                                                   --------------
                                                                                                        7,600,000
                                                                                                   --------------
  MINNESOTA -- 8.6%
     Becker, MN Poll. Cntrl. Rev. Bonds TECP (Northern States Power
        Proj.) Ser. 1992A, 3.20%, 09/14/99 .........................  VMIG-1, A-1+    10,400,000       10,400,000
     Becker, MN Poll. Cntrl. Rev. Bonds TECP (Northern States Power
        Proj.) Ser. 1993B, 3.40%, 10/13/99 .........................  VMIG-1, A-1+     8,400,000        8,400,000
     Minneapolis, MN Gen. Oblig. Unlimited Tax Bonds, 4.00%,
        12/01/99 ...................................................    N/R, A-1+      5,635,000        5,648,298
     Rochester, MN Health Care Fac. Rev. Bonds TECP (Mayo
        Foundation Proj.), Ser. 1988F, 3.25%, 08/05/99 .............    N/R, A-1+      5,000,000        5,000,000
     Rochester, MN Health Care Fac. Rev. Bonds TECP (Mayo
        Foundation Proj.), Ser. 1988E, 3.15%, 08/16/99 .............    N/R, A-1+      9,410,000        9,410,000
                                                                                                   --------------
                                                                                                       38,858,298
                                                                                                   --------------
  NEW YORK -- 0.9%
     Nassau Cnty, NY Ind. Dev. Rev. Bonds (Manhasset Assoc. Proj.),
        3.70%, 07/01/99* ...........................................   VMIG-1, N/R     4,000,000        4,000,000
                                                                                                   --------------
  NORTH CAROLINA -- 1.1%
     Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. (Texas
     Gulf Proj.), LOC Banque Nationale de Paris, Ser. 1985, 3.83%,
     07/01/99* .....................................................    N/R, A-1+      5,000,000        5,000,000
                                                                                                   --------------
  PENNSYLVANIA -- 3.7%
     Pennsylvania Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
        Pennsylvania Health Services Proj.), Ser. 1994-B, 3.70%,
        07/07/99* ..................................................  VMIG-1, A-1+    16,500,000       16,500,000
                                                                                                   --------------
  SOUTH CAROLINA -- 0.3%
     Piedmont Muni. Power Agency South Carolina Rev. Bonds, MBIA
        Insured/SBPA Credit Suisse First Boston, Ser. 1997-B, 3.55%,
        07/07/99* ..................................................  VMIG-1, A-1+     1,500,000        1,500,000
                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
  TENNESSEE -- 1.8%
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
        Municipal Bond Fund Proj.), LOC Nationsbank, Ser. 1984,
        3.80%, 07/01/99* ...........................................    N/R, A-1+    $ 4,100,000   $    4,100,000
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
        Municipal Bond Fund Proj.), LOC Nationsbank, Ser. 1995,
        3.80%, 07/01/99* ...........................................    N/R, A-1+      1,850,000        1,850,000
     Metropolitan Government Nashville and Davidson County
        Health and Educ. Fac. Board Rev. Bonds (Vanderbilt University
        Proj,) Ser. 1985-A, 3.10%, 01/15/00 ........................  VMIG-1, A-1+     2,150,000        2,150,000
                                                                                                   --------------
                                                                                                        8,100,000
                                                                                                   --------------
  TEXAS -- 19.5%
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. 1984-B, 3.55%, 07/01/99 .......................    P-1, N/R       5,800,000        5,800,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. 1984-C, 3.55%, 07/01/99 .......................    P-1, N/R       3,600,000        3,600,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. D, 3.55%, 07/01/99 ............................    P-1, N/R       3,900,000        3,900,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. E, 3.55%, 07/01/99 ............................    P-1, N/R       2,000,000        2,000,000
     Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air Force
        Village II Proj.), LOC Rabobank Nederland, Ser. 1985-B,
        3.70%, 07/01/99 ............................................    N/R, A-1+      9,200,000        9,200,000
     City of Austin, TX (Travis and Williamson Counties) Combined
        Utility Systems TECP, Ser. A, 3.30%, 07/21/99 ..............    P-1, A-1+     13,562,000       13,562,000
     City of Houston Gen. Oblig. TECP Ser. C, 3.05%, 08/18/99 ......    P-1, A-1+      9,300,000        9,300,000
     City of Houston Gen. Oblig. TECP Ser. B, 3.20%, 08/26/99 ......    P-1, A-1+      5,700,000        5,700,000
     Harris County, TX Health Fac. Dev. Corp. Hosp. Rev. Bond
        (Methodist Hosp. Proj.), Ser. 1994, 3.50%, 07/01/99 ........    N/R, A-1+      4,900,000        4,900,000
     San Antonio, TX Electric and Gas System TECP, 3.05%,
        08/11/99 ...................................................    P-1, A-1+     10,000,000       10,000,000
     Texas State Tax Revenue Anticipation Notes, 4.50%, 08/31/99 ...  MIG-1, SP-1+    19,900,000       19,942,818
                                                                                                   --------------
                                                                                                       87,904,818
                                                                                                   --------------
  UTAH -- 4.6%
     Salt Lake City, UT Rev. Bonds (Pooled Hospital Finance Proj.),
        Ser. 1990, Class B, 3.50%, 07/07/99 ........................   VMIG-1, N/R    15,000,000       15,000,000
     State of Utah, Gen. Oblig. Highway Dev. TECP, Ser. 1998A, 3.15%,
        08/16/99 ...................................................    P-1, A-1+      4,000,000        4,000,000
     State of Utah, Gen. Oblig. Highway Dev. TECP, Ser. 1998A, 3.20%,
        08/16/99 ...................................................    P-1, A-1+      2,000,000        2,000,000
                                                                                                   --------------
                                                                                                       21,000,000
                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING*        AMOUNT         (NOTE 2)
                                                                      -----------    -----------   --------------
  WASHINGTON -- 0.0%
     Washington Public Power Supply Rev. Bonds, LOC Bank of America,
        Ser. 1993, 3.40%, 07/07/99 .................................  VMIG-1, A-1+    $  180,000     $    180,000
                                                                                                     ------------
  WISCONSIN -- 2.5%
     State of Wisconsin Gen. Oblig. TECP, Ser. 1997, 3.15%, 07/22/99    P-1, A-1+     10,232,000       10,232,000
     Town of Carlton, WI Environ. Improvement Rev. Bonds (Wisconsin
        Power and Light Co. Proj.), Ser. 1991B, 3.45%, 07/01/99 ....  VMIG-1, A-1+     1,100,000        1,100,000
                                                                                                     ------------
                                                                                                       11,332,000
                                                                                                     ------------
         TOTAL MUNICIPAL BONDS (COST $458,598,132) .............................................      458,598,132
                                                                                                     ------------

TOTAL INVESTMENTS (COST $458,598,132)(DAGGER)-- 101.6% .........................................      458,598,132

OTHER ASSETS AND LIABILITIES, NET-- (1.6)% .....................................................       (7,088,738)
                                                                                                     ------------

NET ASSETS-- 100.0% ............................................................................     $451,509,394
                                                                                                     ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
**   Not audited
(DAGGER)  Cost for federal  income tax  purposes.
LOC -- Letter of Credit.
SBPA -- Stand-by Bond  Purchase  Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999

                                                                                RODNEY SQUARE       RODNEY SQUARE
                                                                                   FUND --             FUND --        RODNEY SQUARE
                                                                               U.S. GOVERNMENT      MONEY MARKET        TAX-EXEMPT
                                                                                 PORTFOLIO           PORTFOLIO            FUND
                                                                                ------------       --------------      ------------

ASSETS:
Investments in securities (including repurchase agreements of
   $213,774,100, $38,916,300 and $0, respectively), at value
   (amortized cost $548,294,981, $1,648,886,069 and
   $458,598,132, respectively) ...........................................      $548,294,981       $1,648,886,069      $458,598,132
Interest receivable ......................................................         1,894,090            9,560,792         2,563,244
Other assets .............................................................                16                  875            67,698
                                                                                ---------------------------------------------------

   Total assets ..........................................................       550,189,087        1,658,447,736       461,229,074
                                                                                ---------------------------------------------------

LIABILITIES:
Dividends payable . ......................................................         2,075,341            6,467,886         1,018,472
Payable for investment securities purchased ..............................                --                   --         8,457,083
Accrued management fee ...................................................           223,497              149,356           178,456
Other accrued expenses ...................................................            56,884              656,164            65,669
                                                                                ---------------------------------------------------

   Total liabilities .....................................................         2,355,722            7,273,406         9,719,680
                                                                                ---------------------------------------------------

NET ASSETS ...............................................................      $547,833,365       $1,651,174,330      $451,509,394
                                                                                ===================================================

NET ASSETS CONSIST OF:
Paid-in capital ..........................................................      $547,830,760       $1,651,200,553      $451,511,054
Accumulated net realized gain (loss) on investments ......................             2,605              (26,223)           (1,660)
                                                                                ---------------------------------------------------

NET ASSETS ...............................................................      $547,833,365       $1,651,174,330      $451,509,394
                                                                                ===================================================
Shares of beneficial interest outstanding ................................       547,830,760        1,651,200,553       451,517,737
                                                                                ---------------------------------------------------

NET ASSET VALUE, offering and redemption price per share .................             $1.00                $1.00             $1.00
                                                                                ===================================================


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Period October 1, 1998 through June 30, 1999

                                                                                        RODNEY SQUARE    RODNEY SQUARE
                                                                                           FUND --          FUND --    RODNEY SQUARE
                                                                                       U.S. GOVERNMENT    MONEY MARKET    TAX-EXEMPT
                                                                                          PORTFOLIO        PORTFOLIO        FUND
                                                                                       ---------------   ------------- -------------
INTEREST INCOME ..........................................................               $24,744,853      $66,486,667    $10,591,642
                                                                                         -------------------------------------------

EXPENSES:
Management fee ...........................................................                 2,300,721        5,864,713      1,588,880
Accounting fee ...........................................................                   120,342          281,301         90,051
Distribution expenses ....................................................                    45,638          289,532         29,733
Trustees' fees and expenses ..............................................                     9,770            8,492          9,790
Registration fees ........................................................                    71,565          111,515         32,361
Report to shareholders ...................................................                    15,262           34,080          8,700
Professional fees ........................................................                    45,170          100,662         65,955
Other ....................................................................                    35,741           71,166         29,744
                                                                                         -------------------------------------------

   Total expenses ........................................................                 2,644,209        6,761,461      1,855,214
                                                                                         -------------------------------------------

   Net investment income .................................................                22,100,644       59,725,206      8,736,428
                                                                                         -------------------------------------------

NET REALIZED GAIN ON INVESTMENTS .........................................                        96            3,764             --
                                                                                         -------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................               $22,100,740      $59,728,970    $ 8,736,428
                                                                                         ===========================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended September 30, 1998

                                                                                        RODNEY SQUARE    RODNEY SQUARE
                                                                                           FUND --          FUND --    RODNEY SQUARE
                                                                                       U.S. GOVERNMENT    MONEY MARKET    TAX-EXEMPT
                                                                                          PORTFOLIO        PORTFOLIO        FUND
                                                                                       ---------------   ------------- -------------
INTEREST INCOME ..........................................................               $32,081,863      $77,760,447    $12,171,636
                                                                                       ---------------------------------------------

EXPENSES:
Management fee ...........................................................                 2,692,214        6,392,832      1,588,556
Accounting fee ...........................................................                   144,347          304,502         97,600
Distribution expenses ....................................................                    54,227          253,692         17,711
Trustees' fees and expenses ..............................................                    10,378           13,162         10,363
Registration fees ........................................................                    95,425          159,913         48,111
Report to shareholders ...................................................                     5,609           16,576          6,204
Professional fees ........................................................                    33,833           85,309         55,186
Other ....................................................................                    40,117          112,586         28,826
                                                                                       ---------------------------------------------

   Total expenses ........................................................                 3,076,150        7,338,572      1,852,557
                                                                                       ---------------------------------------------

   Net investment income .................................................                29,005,713       70,421,875     10,319,079
                                                                                       ---------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................                       296           (1,150)            --
                                                                                       ---------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................               $29,006,009      $70,420,725    $10,319,079
                                                                                       =============================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                RODNEY SQUARE       RODNEY SQUARE
                                                                                    FUND --            FUND --        RODNEY SQUARE
                                                                                U.S. GOVERNMENT     MONEY MARKET        TAX-EXEMPT
                                                                                  PORTFOLIO           PORTFOLIO            FUND
                                                                                ---------------     -------------     -------------
For the Period October 1, 1998 through June 30, 1999
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income .................................................     $    22,100,644     $    59,725,206   $    8,736,428
   Net realized gain on investments ......................................                  96               3,764               --
                                                                               -----------------------------------------------------
   Net increase in net assets resulting from operations ..................          22,100,740          59,728,970        8,736,428
                                                                               -----------------------------------------------------
Dividends to shareholders from net investment income .....................         (22,100,644)        (59,725,206)      (8,736,428)
                                                                               -----------------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares ..........................................       1,343,764,140       2,757,629,501      563,511,685
   Shares issued to shareholders in reinvestment of dividends
      from net investment income .........................................             328,356           5,092,645          205,820
   Cost of shares redeemed ...............................................      (1,598,412,063)     (2,814,285,554)    (504,817,749)
                                                                               -----------------------------------------------------
   Net increase (decrease) in net assets and shares resulting from
      share transactions .................................................        (254,319,567)        (51,563,408)      58,899,756
                                                                               -----------------------------------------------------
   Total increase (decrease) in net assets ...............................        (254,319,471)        (51,559,644)      58,899,756

NET ASSETS:
   Beginning of period ...................................................         802,152,836       1,702,733,974      392,609,638
                                                                               -----------------------------------------------------
   End of period .........................................................     $   547,833,365     $ 1,651,174,330   $  451,509,394
                                                                               =====================================================
For the Fiscal Year Ended September 30, 1998
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income .................................................     $    29,005,713     $    70,421,875   $   10,319,079
   Net realized gain (loss) on investments ...............................                 296              (1,150)              --
                                                                               -----------------------------------------------------
   Net increase in net assets resulting from operations ..................          29,006,009          70,420,725       10,319,079
                                                                               -----------------------------------------------------
Dividends to shareholders from net investment income .....................         (29,005,713)        (70,421,875)     (10,319,079)
                                                                               -----------------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares ..........................................       4,463,845,267       7,518,930,203    1,662,576,975
   Shares issued to shareholders in reinvestment of dividends
      from net investment income .........................................             526,772           6,501,608          297,532
   Cost of shares redeemed ...............................................     (4,040,694,000)      (7,013,967,395)  (1,551,128,833)
                                                                               -----------------------------------------------------
   Net increase in net assets and shares resulting from
      share transactions .................................................         423,678,039         511,464,416      111,745,674
                                                                               -----------------------------------------------------
   Total increase in net assets ..........................................         423,678,335         511,463,266      111,745,674

NET ASSETS:
   Beginning of year .....................................................         378,474,501       1,191,270,708      280,863,964
                                                                               -----------------------------------------------------
   End of year ...........................................................     $   802,152,836     $ 1,702,733,974   $  392,609,638
                                                                               =====================================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                RODNEY SQUARE       RODNEY SQUARE
                                                                                    FUND --            FUND --        RODNEY SQUARE
                                                                                U.S. GOVERNMENT     MONEY MARKET        TAX-EXEMPT
                                                                                  PORTFOLIO           PORTFOLIO            FUND
                                                                                ---------------     -------------     -------------
For the Fiscal Year Ended September 30, 1997
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income .................................................      $   17,524,954     $    54,521,949   $    8,592,334
   Net realized gain (loss) on investments ...............................                 651             (14,558)              --
                                                                               -----------------------------------------------------
   Net increase in net assets resulting from operations ..................          17,525,605          54,507,391        8,592,334
                                                                               -----------------------------------------------------
Dividends to shareholders from net investment income .....................         (17,524,954)        (54,521,949)      (8,592,334)
                                                                               -----------------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares ..........................................       4,042,452,758       8,656,915,051    2,251,065,320
   Shares issued to shareholders in reinvestment of dividends
      from net investment income .........................................             406,577           4,778,057          257,389
   Cost of shares redeemed ...............................................      (4,005,811,594)     (8,451,263,968)  (2,207,643,449)
                                                                               -----------------------------------------------------
   Net increase in net assets and shares resulting from
      share transactions .................................................          37,047,741         210,429,140       43,679,260
                                                                               -----------------------------------------------------
   Total increase in net assets ..........................................          37,048,392         210,414,582       43,679,260

NET ASSETS:
   Beginning of year .....................................................         341,426,109         980,856,126      237,184,704
                                                                               -----------------------------------------------------
   End of year ...........................................................      $  378,474,501      $1,191,270,708   $  280,863,964
                                                                               =====================================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                      FOR THE PERIOD             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                     OCTOBER 1, 1998   -------------------------------------------------------------
                                                         THROUGH
                                                      JUNE 30, 1999      1998         1997        1996         1995          1994
                                                     -------------------------------------------------------------------------------
RODNEY SQUARE FUND -- U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Through Each Period:
NET ASSET VALUE-- BEGINNING OF PERIOD ...........            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                     -------------------------------------------------------------------------------
Investment Operations:
   Net investment income ........................            0.034        0.051        0.050        0.050        0.052        0.033
                                                     -------------------------------------------------------------------------------
Distributions:
   From net investment income ...................           (0.034)      (0.051)      (0.050)      (0.050)      (0.052)      (0.033)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD .................            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                     ===============================================================================
TOTAL RETURN ....................................          3.42%**        5.19%        5.07%        5.08%        5.37%        3.32%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses .....................................           0.54%*        0.54%        0.55%        0.55%        0.55%        0.53%
   Net investment income ........................           4.51%*        5.06%        4.96%        4.97%        5.25%        3.27%
Net assets, end of period (000 omitted) .........         $547,833     $802,153     $378,475     $341,426     $306,096     $336,766



                                                      FOR THE PERIOD             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                     OCTOBER 1, 1998   -------------------------------------------------------------
                                                         THROUGH
                                                      JUNE 30, 1999      1998         1997        1996         1995          1994
                                                     -------------------------------------------------------------------------------
RODNEY SQUARE FUND -- MONEY MARKET PORTFOLIO
For a Share Outstanding Through Each Period:

NET ASSET VALUE-- BEGINNING OF PERIOD ...........            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                     -------------------------------------------------------------------------------
Investment Operations:
   Net investment income ........................            0.035        0.051        0.051        0.050        0.054        0.033
                                                     -------------------------------------------------------------------------------
Distributions:
   From net investment income ...................           (0.035)      (0.051)      (0.051)      (0.050)      (0.054)      (0.033)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD .................            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                     ===============================================================================
TOTAL RETURN ....................................          3.51%**        5.26%        5.17%        5.17%        5.50%        3.37%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .....................................           0.52%*        0.53%        0.54%        0.53%        0.54%        0.53%
   Net investment income ........................           4.61%*        5.13%        5.06%        5.03%        5.37%        3.33%
Net assets, end of period (000 omitted) .........       $1,651,174   $1,702,734   $1,191,271     $980,856     $751,125     $606,835

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FOR THE PERIOD             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                     OCTOBER 1, 1998   -------------------------------------------------------------
                                                         THROUGH
                                                      JUNE 30, 1999      1998         1997        1996         1995          1994
                                                     -------------------------------------------------------------------------------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Through Each Period:

NET ASSET VALUE-- BEGINNING OF PERIOD ...........            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                     -------------------------------------------------------------------------------
Investment Operations:
   Net investment income ........................            0.019        0.031        0.030        0.031        0.033        0.021
                                                     -------------------------------------------------------------------------------
Distributions:
   From net investment income ...................           (0.019)      (0.031)      (0.030)      (0.031)      (0.033)      (0.021)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD .................            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                     ===============================================================================

TOTAL RETURN ....................................          1.96%**        3.11%        3.09%        3.11%        3.36%        2.17%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .....................................           0.55%*        0.55%        0.57%        0.56%        0.54%        0.54%
   Net investment income ........................           2.58%*        3.05%        3.05%        3.08%        3.29%        2.13%
Net assets, end of period (000 omitted) .........         $451,509     $392,610     $280,864     $237,185     $318,213     $388,565


 * Annualized.
** Not annualized.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION AND SHARES OF THE FUNDS. The Rodney Square Fund and the Rodney Square Tax-Exempt Fund (each a "Fund" and collectively, the "Funds") are diversified, open-end management investment companies established as
   Massachusetts business trusts and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trustees of each Fund may create additional series or portfolios, each of which may issue additional classes of shares. Currently, the Rodney Square Fund consists of two series or portfolios, the U.S. Government Portfolio and the Money Market Portfolio (each a "Portfolio"). The Rodney Square Tax-Exempt Fund consists of one series or portfolio (also a "Portfolio" and, together with the U.S. Government
   Portfolio and the Money Market Portfolio of the Rodney Square Fund, the "Portfolios"). Each Portfolio consists of a single class of shares.

   Effective June 30, 1999, the Funds changed their fiscal year end from September 30 to June 30 for financial reporting and federal income tax purposes.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of each Fund:

   SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted by Rule 2a-7 under the 1940 Act provided that each Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision has been made. At June 30, 1999, the U.S. Government Portfolio, Money Market Portfolio and the Tax-Exempt Fund had net tax basis capital loss carryforwards available to offset future capital gains of approximately $6,000, $37,000 and $2,000, respectively, which will expire as follows:


                                    CAPITAL LOSS               EXPIRATION
                                    CARRYFORWARD                  DATE
                                    -------------            --------------
         U.S. Government Portfolio     $ 6,000                  06/30/03
         Money Market Portfolio        $21,000                  06/30/02
         Money Market Portfolio        $15,000                  06/30/05
         Money Market Portfolio        $ 1,000                  06/30/06
         Tax-Exempt Fund               $ 2,000                  06/30/02

   INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consist of accrued interest and discount earned (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Tax-Exempt Fund only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to at least 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation; however, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Portfolio's use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

   Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   The Money Market Portfolio of the Rodney Square Fund invests in short-term, unsecured debt instruments of corporate issuers. The ability of a corporate issuer to meet its obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio's investments in certificates of deposit, commercial paper, corporate notes and time deposits of domestic and foreign banks represented in the aggregate approximately 45.9% of its total investments on June 30, 1999.

   Approximately 81.5% of the investments by the Rodney Square Tax-Exempt Fund on June 30, 1999 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Fund Manager to each of the Funds pursuant to separate management agreements each dated August 9, 1991, as amended (the "Management Agreements"). Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of each Portfolio's first $1 billion of average daily net assets; 0.43% of each Portfolio's next $500 million of average daily net assets; 0.40% of each Portfolio's next $500 million of average daily net assets; and 0.37% of each Portfolio's average daily net assets in excess of $2 billion.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   PFPC Inc. ("PFPC") determines the net asset value per share and provides all Fund accounting services pursuant to a separate Accounting Services Agreement with each Fund. For accounting services, each Fund pays PFPC an annual amount of $50,000 per Portfolio, plus an annual amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100 million.

   WTC serves as custodian of the assets of the Funds and is paid for its provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services. Effective February 2, 1998, WTC entered into a Sub-Custodian Services Agreement with PFPC Trust Company ("PFPC Trust"), whereby PFPC Trust serves as Sub-Custodian of the Funds' assets. The Funds do not pay PFPC Trust any fees for custodial services, as RSMC pays for the provision of these services out of its management fee.

   PFPC serves as transfer agent and dividend disbursing agent for each Fund. RSMC pays PFPC for the provision of these services out of its management fee. Any related out-of-pocket expenses reasonably incurred by PFPC or its agents for the provision of such services are reimbursed by the Fund.

   Prior to February 2, 1998, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, served as accounting agent, administrator, transfer agent and dividend disbursing agent to the Fund. For accounting services provided, RSMC received an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For administration services provided, RSMC received a monthly administration fee from the Fund at an annual rate of 0.08% of each Portfolio's average daily net assets. The Fund did not pay RSMC any seperate fees for its services as transfer agent and dividend disbursing agent for the Portfolios, as WTC assumed the cost of providing these services to the Portfolios.

   Pursuant to a Distribution Agreement with each Fund dated January 1, 1999, Provident Distributors, Inc. ("PDI") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Boards of Trustees have adopted, and shareholders have approved, distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), to allow each Fund to reimburse PDI for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse PDI for such expenses.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
   REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of the Rodney Square Fund and the Rodney Square Tax-Exempt Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Rodney Square Fund (comprised of the U.S. Government Portfolio and the Money Market Portfolio) and the Rodney Square Tax-Exempt Fund (the "Funds") as of June 30, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rodney Square Fund and the Rodney Square Tax-Exempt Fund at June 30, 1999, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                           /S/ERNST & YOUNG L.L.P.
Philadelphia, Pennsylvania
August 3, 1999

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Rodney Square Tax-Exempt Fund designates dividends in the amount of $8,736,428 as tax-exempt dividends.

In January, 2000 shareholders of the Funds will recieve Federal income tax information on all distributions paid to their accounts in calendar year 1999, including any distributions paid between June 30, 1999 and December 31, 1999.

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

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                        --------------------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                       Joseph M. Fahey,Jr., VICE PRESIDENT
                    Pat Colletti, VICE PRESIDENT & TREASURER
                           Gary M. Gardner, SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                        --------------------------------

                                  FUND MANAGER
                      Rodney Square Management Corporation
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                        --------------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                        --------------------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                        --------------------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                            Four Falls Corporate Ctr.
                                    6th Floor
                        West Conshohocken, PA 19428-2961
                        --------------------------------

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                        --------------------------------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                        --------------------------------

   THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS02 6/99